RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Incentive Compensation (Details) - Advisors - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 20, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Incentive compensation in excess of product, quarterly percentage	20.00%			20.00%
Incentive compensation in excess of product, annualized percentage	7.00%			7.00%
Incentive compensation fees		$ 0	$ 0	$ 0	$ 0	$ 0